Vessels, net, Advances for vessels under construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessels, net [Abstract]
Beginning balance	$ 18,207
Advances paid	61,020
Capitalized expenses	1,259
Capitalized Imputed Interest	1,156
Disposals	(18,292)
Foreign currency translation differences	(409)
Ending balance	$ 62,941